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                                             [LOGO] PHOENIX


The Phoenix Edge(SM)

                              -----------------------------

                                       Annual Reports for:

                                Phoenix Home Life Variable
                                    Universal Life Account

                                  Phoenix Edge Series Fund


                                     Wanger Advisors Trust

                                         December 31, 1996

                              -----------------------------

                              TABLE OF CONTENTS

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

  Money Market Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 Growth Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 Multi-Sector Fixed Income Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 Total Return Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 International Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 Balanced Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    4
 Real Estate Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    5
 Strategic Theme Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    5
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    5
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities                                   2
  Statement of Operations                                               3
  Statement of Changes in Net Assets                                    5
 Notes to Financial Statements                                          7


                         THE PHOENIX EDGE SERIES FUND

  Money Market Series
  Schedule of Investments                                               2-2
  Statement of Assets and Liabilities                                   2-4
  Statement of Operations                                               2-4
  Statement of Changes in Net Assets                                    2-5
  Financial Highlights                                                  2-5
 Growth Series
  Schedule of Investments                                               2-7
  Statement of Assets and Liabilities                                   2-9
  Statement of Operations                                               2-9
  Statement of Changes in Net Assets                                   2-10
  Financial Highlights                                                 2-10
 Multi-Sector Fixed Income Series
  Schedule of Investments                                              2-12
  Statement of Assets and Liabilities                                  2-15
  Statement of Operations                                              2-15
  Statement of Changes in Net Assets                                   2-16
  Financial Highlights                                                 2-16
 Total Return Series
  Schedule of Investments                                              2-18
  Statement of Assets and Liabilities                                  2-22
  Statement of Operations                                              2-22
  Statement of Changes in Net Assets                                   2-23
  Financial Highlights                                                 2-23
 International Series
  Schedule of Investments                                              2-25
  Statement of Assets and Liabilities                                  2-28
  Statement of Operations                                              2-28
  Statement of Changes in Net Assets                                   2-29
  Financial Highlights                                                 2-29
 Balanced Series
  Schedule of Investments                                              2-31
  Statement of Assets and Liabilities                                  2-35
  Statement of Operations                                              2-35
  Statement of Changes in Net Assets                                   2-36
  Financial Highlights                                                 2-36
 Real Estate Series
  Schedule of Investments                                              2-38
  Statement of Assets and Liabilities                                  2-40
  Statement of Operations                                              2-40
  Statement of Changes in Net Assets                                   2-41
  Financial Highlights                                                 2-41
 Strategic Theme Series
  Schedule of Investments                                              2-43
  Statement of Assets and Liabilities                                  2-45
  Statement of Operations                                              2-45
  Statement of Changes in Net Assets                                   2-46
  Financial Highlights                                                 2-46
 Aberdeen New Asia Series
  Schedule of Investments                                              2-48
  Statement of Assets and Liabilities                                  2-50
  Statement of Operations                                              2-50
  Statement of Changes in Net Assets                                   2-51
  Financial Highlights                                                 2-51
 Notes to Financial Statements                                         2-52

                            WANGER ADVISORS TRUST

  Wanger International Small Cap Advisor
  Schedule of Investments                                              3-12
  Statement of Assets and Liabilities                                  3-17
  Statement of Operations                                              3-18
  Statement of Changes in Net Assets                                   3-19
  Financial Highlights                                                 3-21
  Notes to Financial Statements                                        3-22

  Wanger U.S. Small Cap Advisor
  Schedule of Investments                                               3-8
  Statement of Assets and Liabilities                                  3-17
  Statement of Operations                                              3-18
  Statement of Changes in Net Assets                                   3-19
  Financial Highlights                                                 3-20
  Notes to Financial Statements                                        3-22

                                       This annual report for the Phoenix Home
                                  Life Variable Universal Life Account for the
                                    year ended December 31, 1996, contains the
                                 financial statements for the Account's single
                                premium variable universal life policies. This
                            report also contains a list of portfolio holdings,
                                    management's discussion of performance and
                                  investment strategy and financial statements
                                for each of the mutual funds that comprise the
                                              Phoenix Edge Series Fund and the
                                                        Wanger Advisors Trust.

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996

                                                                                            Multi-Sector
                                                              Money Market      Growth      Fixed Income
                                                              Sub-Account    Sub-Account    Sub-Account
                                                             -------------- --------------  --------------
Assets
 Investments at cost                                           $ 978,519     $22,876,322     $3,149,790
                                                                =========      =========      =========
 Investment in The Phoenix Edge Series Fund, at market         $ 978,519     $28,350,034     $3,331,209
                                                                ---------      ---------      ---------
  Total assets                                                   978,519      28,350,034      3,331,209
Liabilities
 Accrued expenses to related party                                   416          12,178          1,411
                                                                ---------      ---------      ---------
Net assets                                                     $ 978,103     $28,337,856     $3,329,798
                                                                =========      =========      =========
Accumulation units outstanding                                   587,306       7,871,230      1,433,300
                                                                =========      =========      =========
Unit value                                                     $1.665406     $  3.600181     $ 2.323169
                                                                =========      =========      =========

                                                              Total Return   International     Balanced
                                                              Sub-Account     Sub-Account     Sub-Account
                                                             -------------- ---------------  --------------
Assets
 Investments at cost                                          $14,349,994     $  982,452       $ 325,164
                                                                =========      =========       =========
 Investment in The Phoenix Edge Series Fund, at market        $15,266,717      $1,367,812      $ 366,385
                                                                ---------      ---------       ---------
  Total assets                                                 15,266,717      1,367,812         366,385
Liabilities
 Accrued expenses to related party                                  6,530            568             155
                                                                ---------      ---------       ---------
Net assets                                                    $15,260,187     $1,367,244       $ 366,230
                                                                =========      =========       =========
Accumulation units outstanding                                  6,343,059        821,781         239,440
                                                                =========      =========       =========
Unit value                                                    $  2.405809     $ 1.663758       $1.529526
                                                                =========      =========       =========

                                                              Real Estate   Strategic Theme
                                                              Sub-Account     Sub-Account
                                                             --------------  ---------------
Assets
 Investments at cost                                           $  10,206       $ 206,975
                                                                =========      =========
 Investment in The Phoenix Edge Series Fund, at market         $  12,454       $ 208,893
                                                                ---------      ---------
  Total assets                                                    12,454         208,893
Liabilities
 Accrued expenses to related party                                     5              90
                                                                ---------      ---------
Net assets                                                     $  12,449       $ 208,803
                                                                =========      =========
Accumulation units outstanding                                     9,514         208,296
                                                                =========      =========
Unit value                                                     $1.308395       $1.002434
                                                                =========      =========

                                                              Wanger            Wanger
                                                            International        U.S.
                                                             Small Cap         Small Cap
                                                             Sub-Account       Sub-Account
                                                            ---------------  ---------------
Assets
 Investments at cost                                          $   9,941        $  15,188
                                                              =========         =========
 Investment in Wanger Advisors Trust, at market               $  10,200        $  15,517
                                                              ---------         ---------
  Total assets                                                   10,200           15,517
Liabilities
 Accrued expenses to related party                                    2                2
                                                              ---------         ---------
Net assets                                                    $  10,198        $  15,515
                                                              =========         =========
Accumulation units outstanding                                    9,941           15,188
                                                              =========         =========
Unit value                                                    $1.025920        $1.021523
                                                              =========         =========

                       See Notes to Financial Statements

                           STATEMENT OF OPERATIONS
                    For the period ended December 31, 1996

                                                                                       Multi-Sector
                                                         Money Market      Growth      Fixed Income
                                                          Sub-Account    Sub-Account    Sub-Account
                                                        -------------- --------------  --------------
Investment income
  Distributions                                             $40,562      $  258,317      $235,922
Expenses
 Mortality and expense risk charges                           4,141         134,420        15,953
                                                            --------       --------       --------
Net investment income                                        36,421         123,897       219,969
                                                            --------       --------       --------
Net realized gain (loss) from share transactions                 --           9,313        (1,910)
Net realized gain distribution from Fund                         --       1,896,575        98,546
Net unrealized appreciation on investment                        --       1,035,122        33,342
                                                            --------       --------       --------
Net gain on investments                                          --       2,941,010       129,978
                                                            --------       --------       --------
Net increase in net assets resulting from operations        $36,421      $3,064,907      $349,947
                                                            ========       ========       ========

                                                         Total Return   International      Balanced
                                                          Sub-Account    Sub-Account     Sub-Account
                                                        -------------- ---------------  --------------
Investment income                                         $
  Distributions                                              324,203       $ 19,608        $  9,521
Expenses
 Mortality and expense risk charges                           74,618          6,589           1,696
                                                            --------       --------        --------
Net investment income                                        249,585         13,019           7,825
                                                            --------       --------        --------
Net realized gain from share transactions                      8,732          5,574           2,781
Net realized gain distribution from Fund                     948,107         30,399          31,838
Net unrealized appreciation (depreciation) on
  investment                                                   9,110        165,636         (10,943)
                                                            --------       --------        --------
Net gain on investments                                      965,949        201,609          23,676
                                                            --------       --------        --------
Net increase in net assets resulting from operations      $1,215,534       $214,628        $ 31,501
                                                            ========       ========        ========

                                                          Real Estate   Strategic Theme
                                                         Sub-Account(1)  Sub-Account(1)
                                                        --------------- ---------------
Investment income
  Distributions                                              $   161         $  866
Expenses
 Mortality and expense risk charges                              24             559
                                                            --------        --------
Net investment income                                           137             307
                                                            --------        --------
Net realized gain from share transactions                         3           1,731
Net realized gain distribution from Fund                        132              --
Net unrealized appreciation on investment                     2,248           1,918
                                                            --------        --------
Net gain on investments                                       2,383           3,649
                                                            --------        --------
Net increase in net assets resulting from operations         $2,520          $3,956
                                                            ========        ========

                                                               Wanger          Wanger
                                                            International       U.S.
                                                              Small Cap       Small Cap
                                                           Sub-Account(2)  Sub-Account(2)
                                                          ---------------  ---------------
Investment income
  Distributions                                                 $ --            $ --
Expenses
 Mortality and expense risk charges                                2               2
                                                                ------          ------
Net investment loss                                               (2)             (2)
                                                                ------          ------
Net unrealized appreciation on investment                        259             329
                                                                ------          ------
Net gain on investments                                          259             329
                                                                ------          ------
Net increase in net assets resulting from operations            $257            $327
                                                                ======          ======

(1) From inception May 1, 1996 to December 31, 1996
(2) From inception December 19, 1996 to December 31, 1996

                      See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996

                                                                                   Multi-Sector
                                                     Money Market      Growth      Fixed Income
                                                     Sub-Account    Sub-Account    Sub-Account
                                                   -------------- --------------  --------------
From operations
 Net investment income                               $    36,421    $   123,897     $  219,969
 Net realized gain                                            --      1,905,888         96,636
 Net unrealized appreciation                                  --      1,035,122         33,342
                                                     -----------    -----------    -----------
 Net increase in net assets resulting from
  operations                                              36,421      3,064,907        349,947
                                                     -----------    -----------    -----------
From accumulation unit transactions
 Participant deposits                                    634,438        452,681         14,305
 Participant transfers                                (1,421,417)       969,934        199,755
 Participant withdrawals                                 (40,436)      (760,557)       (79,930)
                                                     -----------    -----------    -----------
 Net increase (decrease) in net assets resulting
  from participant transactions                         (827,415)       662,058        134,130
                                                     -----------    -----------    -----------
 Net increase (decrease) in net assets                  (790,994)     3,726,965        484,077
Net assets
 Beginning of period                                   1,769,097     24,610,891      2,845,721
                                                     -----------    -----------    -----------
 End of period                                       $   978,103    $28,337,856     $3,329,798
                                                     ===========    ===========    ===========

                                                     Total Return   International     Balanced
                                                     Sub-Account     Sub-Account    Sub-Account
                                                   -------------- ---------------   --------------
From operations
 Net investment income                               $   249,585     $   13,019       $  7,825
 Net realized gain                                       956,839         35,973         34,619
 Net unrealized appreciation (depreciation)                9,110        165,636        (10,943)
                                                     -----------     -----------    -----------
 Net increase in net assets resulting from
  operations                                           1,215,534        214,628         31,501
                                                     -----------     -----------    -----------
From accumulation unit transactions
 Participant deposits                                     86,027         10,839          3,413
 Participant transfers                                  (186,193)       183,042         (1,861)
 Participant withdrawals                                (514,891)      (190,854)       (20,610)
                                                     -----------     -----------    -----------
 Net increase (decrease) in net assets resulting
  from participant transactions                         (615,057)         3,027        (19,058)
                                                     -----------     -----------    -----------
 Net increase in net assets                              600,477        217,655         12,443
Net assets
 Beginning of period                                  14,659,710      1,149,589        353,787
                                                     -----------     -----------    -----------
 End of period                                       $15,260,187     $1,367,244       $366,230
                                                     ===========     ===========    ===========

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996
                                 (Continued)

                                                      Real Estate   Strategic Theme
                                                    Sub-Account(1)  Sub-Account(1)
                                                   ---------------  ---------------
From operations
 Net investment income                                  $   137        $    307
 Net realized gain                                          135           1,731
 Net unrealized appreciation                              2,248           1,918
                                                      -----------     -----------
 Net increase in net assets resulting from
  operations                                              2,520           3,956
                                                      -----------     -----------
From accumulation unit transactions
 Participant deposits                                     7,496          14,491
 Participant transfers                                    2,604         231,488
 Participant withdrawals                                   (171)        (41,132)
                                                      -----------     -----------
 Net increase in net assets resulting from
  participant transactions                                9,929         204,847
                                                      -----------     -----------
 Net increase in net assets                              12,449         208,803
Net assets
 Beginning of period                                         --              --
                                                      -----------     -----------
 End of period                                          $12,449        $208,803
                                                      ===========     ===========

                                                        Wanger          Wanger
                                                     International       U.S.
                                                       Small Cap       Small Cap
                                                    Sub-Account(2)  Sub-Account(2)
                                                   ---------------  ---------------
From operations
 Net investment loss                                    $    (2)        $    (2)
 Net unrealized appreciation                                259             329
                                                      -----------     -----------
 Net increase in net assets resulting from
  operations                                                257             327
                                                      -----------     -----------
From accumulation unit transactions
 Participant deposits                                        --              --
 Participant transfers                                    9,941          15,188
 Participant withdrawals                                     --              --
                                                      -----------     -----------
 Net increase in net assets resulting from
  participant transactions                                9,941          15,188
                                                      -----------     -----------
 Net increase in net assets                              10,198          15,515
Net assets
 Beginning of period                                         --              --
                                                      -----------     -----------
 End of period                                          $10,198         $15,515
                                                      ===========     ===========

(1) From inception May 1, 1996 to December 31, 1996
(2) From inception December 19, 1996 to December 31, 1996

                      See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1995

                                                     Money Market      Growth          Bond
                                                     Sub-Account    Sub-Account    Sub-Account
                                                   -------------- --------------   --------------
From operations
 Net investment income                               $    33,362    $   131,601     $  186,204
 Net realized gain                                            --      2,619,811          1,620
 Net unrealized appreciation                                  --      2,956,232        301,487
                                                     -----------    -----------    -----------
 Net increase in net assets resulting from
  operations                                              33,362      5,707,644        489,311
                                                     -----------    -----------    -----------
From accumulation unit transactions
 Participant deposits                                  2,512,707        201,627         14,324
 Participant transfers                                (1,044,988)       545,333        836,912
 Participant withdrawals                                (360,811)      (575,241)       (76,771)
                                                     -----------    -----------    -----------
 Net increase in net assets resulting from
  participant transactions                             1,106,908        171,719        774,465
                                                     -----------    -----------    -----------
 Net increase in net assets                            1,140,270      5,879,363      1,263,776
Net assets
 Beginning of period                                     628,827     18,731,528      1,581,945
                                                     -----------    -----------    -----------
 End of period                                       $ 1,769,097    $24,610,891     $2,845,721
                                                     ===========    ===========    ===========

                                                     Total Return   International     Balanced
                                                     Sub-Account     Sub-Account    Sub-Account
                                                   -------------- ---------------   --------------
From operations
 Net investment income (loss)                        $   378,640     $   (2,042)      $  9,911
 Net realized gain                                       898,722            123          7,172
 Net unrealized appreciation                             935,547         97,577         50,815
                                                     -----------     -----------    -----------
 Net increase in net assets resulting from
  operations                                           2,212,909         95,658         67,898
                                                     -----------     -----------    -----------
From accumulation unit transactions
 Participant deposits                                    176,526         25,671             82
 Participant transfers                                  (140,439)      (274,219)       (19,445)
 Participant withdrawals                                (479,778)       (94,246)       (17,165)
                                                     -----------     -----------    -----------
 Net decrease in net assets resulting from
  participant transactions                              (443,691)      (342,794)       (36,528)
                                                     -----------     -----------    -----------
 Net increase (decrease) in net assets                 1,769,218       (247,136)        31,370
Net assets
 Beginning of period                                  12,890,492      1,396,725        322,417
                                                     -----------     -----------    -----------
 End of period                                       $14,659,710     $1,149,589       $353,787
                                                     ===========     ===========    ===========

                      See Notes to Financial Statements

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

  Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The account was established January 1, 1987 and currently consists of ten Sub-Accounts, each of which invest in a corresponding series of The Phoenix Edge Series Fund and Wanger Advisors Trust ("the Funds").

  Each series has distinct investment objectives. The Money Market Series is a short-term investment fund, the Growth Series is a growth common stock fund, the Multi-Sector Fixed Income (formerly Bond) Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities, and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry, the Strategic Theme Series invests in securities of companies believed to benefit from specific trends, the Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Additionally, policyowners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

  A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

  B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

  C. Income taxes: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

  D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

  Purchases and sales of shares of the Funds for the period ended December 31, 1996 aggregated the following:

 Sub-Account                      Purchases       Sales
 ------------------------------- ------------  -------------
The Phoenix Edge Series Fund:
 Money Market                     $  887,185   $1,677,926
 Growth                            3,766,336    1,081,280
 Multi-Sector Fixed Income           715,251      262,345
 Total Return                      1,287,385      703,996
 International                       270,695      224,139
 Balanced                             83,970       63,349
 Real Estate                          10,383          180
 Strategic Theme                     240,043       34,799
Wanger Advisors Trust:
 International Small Cap               9,941           --
 U.S. Small Cap                       15,188           --

Note 4--Participant Accumulation Unit Transactions (in units)

                                                                    Sub-Account
                                     -----------------------------------------------------------------------
                                         Money                   Multi-Sector      Total
                                        Market       Growth      Fixed Income     Return      International
                                      -----------  -----------  --------------  -----------  ----------------
Units outstanding, beginning of
  period                               1,110,073    7,657,646     1,370,166      6,611,709        815,737
Participant deposits                     389,078      135,971         6,619         37,637          6,899
Participant transfers                   (886,759)     302,948        93,835        (82,219)       120,652
Participant withdrawals                  (25,086)    (225,335)      (37,320)      (224,068)      (121,507)
                                      -----------  -----------   -----------    -----------    -----------
Units outstanding, end of period         587,306    7,871,230     1,433,300      6,343,059        821,781
                                      ===========  ===========   ===========    ===========    ===========

                                                                  Sub-Account
                                     --------------------------------------------------------------------
                                                    Real    Strategic  Wanger International   Wanger U.S.
                                       Balanced    Estate     Theme          Small Cap         Small Cap
                                     -----------  -------- -----------  -------------------- -------------
Units outstanding, beginning of
  period                               254,460        --          --              --                --
Participant deposits                     2,386     7,241      14,840              --                --
Participant transfers                   (2,953)    2,434     235,391           9,941            15,188
Participant withdrawals                (14,453)     (161)    (41,935)             --                --
                                       -------     -----     -------           -----            ------
Units outstanding, end of period       239,440     9,514     208,296           9,941            15,188
                                       =======     =====     =======           =====            ======

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

  Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary.
At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

  Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

  The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $434,754 during the period ended December 31, 1996.

  Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix.

  Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.

  An acquisition expense allowance is paid to Phoenix over a ten year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.5% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.

  Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

Note 7--Diversification Requirements

  Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                      REPORT OF INDEPENDENT ACCOUNTANTS

[LOGOTYPE] Price Waterhouse LLP                                         [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub- Account, Multi-Sector Fixed Income Sub-Account (formerly the Bond Sub-Account), Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1996, the results of each of their operations for the periods then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of investments at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Hartford, Connecticut
February 12, 1997

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[BACK COVER]

[LOGO] PHOENIX

Phoenix Home Life Mutual Insurance Company
101 Munson Street
Greenfield, MA 01301





OL 1273 (2/97)              [recycle logo] Printed on Recycled Paper.

                            (c)1997 Phoenix Home Life Mutual Insurance Company